SUPPLEMENT DATED JANUARY 28, 2025 TO THE VARIABLE ANNUITY PROSPECTUSES
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                 AMERICAN GENERAL LIFE INSURANCE COMPANY
                      VARIABLE ANNUITY ACCOUNT FIVE
                    Seasons Select II Variable Annuity
                   Seasons Triple Elite Variable Annuity
                     Seasons Advisor II Variable Annuity
                Seasons Preferred Solution Variable Annuity
                     Seasons Advantage Variable Annuity
                      Seasons Elite Variable Annuity
                    Seasons Advisor III Variable Annuity

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                    FS VARIABLE ANNUITY ACCOUNT FIVE
                  Seasons Triple Elite Variable Annuity
                   Seasons Select II Variable Annuity
                    Seasons Elite Variable Annuity
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This notice informs the owners of the variable annuity contracts listed above of the expected reorganization of the Underlying Funds listed below. You should read this information carefully and retain this supplement for future reference together with the prospectus for your policy.

Effective on or about April 28, 2025 ("Effective Date"), certain Underlying Funds of Seasons Series Trust (the "Target Underlying Funds") will be reorganized into the Underlying Funds of Seasons Series Trust and SunAmerica Series Trust (the "Acquiring Underlying Funds") as shown in the table below.

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Target Underlying Funds                             Acquiring Underlying Funds
          Advisor                                       Advisor
Subadvisor (if applicable)                         Subadvisor (if applicable)
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SA Multi-Managed Income Portfolio*             SA Allocation Balanced Portfolio
SunAmerica Asset Management, LLC               SunAmerica Asset Management, LLC
Morgan Stanley Investment Management Inc.
and Wellington Management Company LLP
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SA Multi-Managed Growth Portfolio*             SA Allocation Growth Portfolio
SunAmerica Asset Management, LLC               SunAmerica Asset Management, LLC
J.P. Morgan Investment Management Inc.,
Morgan Stanley Investment Management Inc.
and Wellington Management Company LLP
---------------------------------------------  --------------------------------
SA Multi-Managed Moderate Growth Portfolio*    SA Allocation Moderate Growth
SunAmerica Asset Management, LLC                       Portfolio
J.P. Morgan Investment Management Inc.,        SunAmerica Asset Management, LLC
Morgan Stanley Investment Management Inc.
and Wellington Management Company LLP
---------------------------------------------  --------------------------------
SA Multi-Managed Income/Equity Portfolio*      SA Allocation Moderate Portfolio
SunAmerica Asset Management, LLC               SunAmerica Asset Management, LLC
Morgan Stanley Investment Management Inc.
and Wellington Management Company LLP
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SA T. Rowe Price Growth Stock Portfolio**     SA MFS Blue Chip Growth Portfolio
SunAmerica Asset Management, LLC               SunAmerica Asset Management, LLC
T. Rowe Price Associates, Inc.                 Massachusetts Financial Services
                                               Company
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*On the Effective Date, share classes 2 and 1 of the Target Underlying Funds listed above will be reorganized into share class 1 of the Acquiring Underlying Funds, and share class 3 will be reorganized into share class 3 of the Acquiring Underlying Funds. The total value will be equal to the total value of the shares of the Target Underlying Funds you hold on the Effectiveness Date.

**On the Effective Date, your investment will remain in the same class of shares for the corresponding Acquiring Underlying Funds. The total value will be equal to the total value of the shares of the Target Underlying Funds you hold on the Effectiveness Date.

Additional information regarding the Underlying Funds, including the Fund Prospectuses, may be obtained by visiting our website at www.corebridgefinancial.com/ProductProspectuses. You can also request additional fund prospectus copies at no cost by calling our Annuity Service Center at the telephone number below.

Neither our automatic transfer of the assets to the Acquiring Funds on the Effective Date, nor your transfer of assets out of the Target Funds prior to the Effective Date or out of the Acquiring Funds within 60 days after the Effective Date, will count against the free transfers that you are permitted to make each year or for the purposes of the U.S. Mail Policy. If you have any questions, please contact our Annuity Service Center at 1-800-445-7862.